Annual Fund Operating Expenses - Carillon Scout Mid Cap Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.22%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	2.00%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.97%
Class R-3
Operating Expenses:
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.54%
Class R-5
Operating Expenses:
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.97%
Class Y
Operating Expenses:
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.28%
Class R-6
Operating Expenses:
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.88%